UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0973 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2016

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Performance1

Portfolio Managers Michael A. Allison, CFA and Thomas C. Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	–0.57%	–2.00%	6.37%	5.83%
Fund at Market Price	—	–2.17	–2.12	7.50	5.68
S&P 500 Index	—	3.84%	3.99%	12.09%	7.42%
FTSE Eurotop 100 Index	—	–4.36	–11.07	0.75	1.64
CBOE S&P 500 BuyWrite Index	—	2.43	3.99	6.96	4.62
CBOE NASDAQ–100 BuyWrite Index	—	–1.26	3.47	6.23	3.74

% Premium/Discount to NAV[2]
					–4.42%

Distributions[3]
Total Distributions per share for the period					$0.584
Distribution Rate at NAV					10.74%
Distribution Rate at Market Price					11.24%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	3.7%

Microsoft Corp.	2.9

Amazon.com, Inc.	2.4

Nestle SA	2.1

Roche Holding AG PC	1.7

Alphabet, Inc., Class A	1.7

Facebook, Inc., Class A	1.6

Novartis AG	1.6

Comcast Corp., Class A	1.4

Alphabet, Inc., Class C	1.4

Total	20.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmarks[1]	S&P 500 Index FTSE Eurotop 100 Index

Morningstar Category	World Stock

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	404

% US / Non-US	55.2/44.8

Average Market Cap	$132.4 Billion

Call Options Written

% of Stock Portfolio	94%

Average Days to Expiration	14 days

% Out of the Money	1.2%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ–100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100 Index and writes (sells) NASDAQ–100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]	The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value

Aerospace & Defense — 1.9%
Airbus Group SE	97,477	$5,587,374
General Dynamics Corp.	6,866	956,022
Honeywell International, Inc.	31,549	3,669,780
L-3 Communications Holdings, Inc.	5,966	875,153
Northrop Grumman Corp.	13,028	2,895,864
Raytheon Co.	33,521	4,557,180
Rolls-Royce Holdings PLC	306,584	2,926,332
Textron, Inc.	30,061	1,099,030

		$22,566,735

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$1,720,212
Expeditors International of Washington, Inc.	33,631	1,649,264
United Parcel Service, Inc., Class B	2,894	311,742

		$3,681,218

Airlines — 0.2%
Delta Air Lines, Inc.	28,000	$1,020,040
International Consolidated Airlines Group SA	154,503	766,287

		$1,786,327

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$415,479
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,476,359
Dana Holding Corp.	25,444	268,689
Denso Corp.	60,300	2,121,675
Johnson Controls, Inc.	55,056	2,436,779
Toyoda Gosei Co., Ltd.	12,800	227,959
Toyota Industries Corp.	6,400	254,463
Yokohama Rubber Co., Ltd. (The)	75,500	946,922

		$9,148,325

Automobiles — 1.3%
Daimler AG	142,505	$8,527,259
Ford Motor Co.	97,101	1,220,559
Honda Motor Co., Ltd.	66,900	1,678,203
Isuzu Motors, Ltd.	99,500	1,225,540
Mazda Motor Corp.	49,000	648,430
Toyota Motor Corp.	21,500	1,059,918
Volkswagen AG, PFC Shares	4,332	524,693

		$14,884,602

Security	Shares	Value

Banks — 4.8%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$6,265,387
Banco Santander SA	344,280	1,336,038
Bank of America Corp.	84,035	1,115,144
Barclays PLC	368,179	684,770
BB&T Corp.	22,204	790,684
BNP Paribas SA	127,193	5,578,114
Citigroup, Inc.	10,022	424,833
Credit Agricole SA	243,088	2,043,624
Danske Bank A/S	77,886	2,049,989
Fifth Third Bancorp	112,006	1,970,186
First Horizon National Corp.	19,470	268,297
Hiroshima Bank, Ltd. (The)	87,000	290,699
HSBC Holdings PLC	595,388	3,688,755
Huntington Bancshares, Inc.	307,053	2,745,054
ING Groep NV	203,360	2,103,942
Intesa Sanpaolo SpA	2,776,853	5,289,100
JPMorgan Chase & Co.	47,825	2,971,845
KBC Group NV(1)	22,722	1,117,488
KeyCorp	238,919	2,640,055
Lloyds Banking Group PLC	2,800,127	2,028,101
Mizuho Financial Group, Inc.	155,441	223,689
PNC Financial Services Group, Inc. (The)	27,907	2,271,351
Shinsei Bank, Ltd.	336,000	489,546
Societe Generale SA	75,000	2,346,441
Sumitomo Mitsui Financial Group, Inc.	3,508	101,294
SunTrust Banks, Inc.	19,446	798,842
U.S. Bancorp	20,850	840,880
Wells Fargo & Co.	51,808	2,452,073
Zions Bancorporation	14,099	354,308

		$55,280,529

Beverages — 2.1%
Anheuser-Busch Inbev SA/NV	11,465	$1,516,089
Coca-Cola Co. (The)	100,476	4,554,577
Constellation Brands, Inc., Class A	33,994	5,622,608
Heineken Holding NV	24,773	2,007,149
Heineken NV	7,692	705,524
Kirin Holdings Co., Ltd.	59,000	995,104
PepsiCo, Inc.	70,441	7,462,520
SABMiller PLC	9,335	544,408
Takara Holdings, Inc.	84,000	772,156

		$24,180,135

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology — 3.4%
AbbVie, Inc.	48,532	$3,004,616
Amgen, Inc.	81,478	12,396,878
BioMarin Pharmaceutical, Inc.(1)	19,589	1,524,024
Celgene Corp.(1)	102,074	10,067,558
Gilead Sciences, Inc.	146,835	12,248,976

		$39,242,052

Building Products — 0.5%
Daikin Industries, Ltd.	63,100	$5,303,224

		$5,303,224

Capital Markets — 0.8%
Aberdeen Asset Management PLC	487,115	$1,827,601
Affiliated Managers Group, Inc.(1)	4,285	603,200
Franklin Resources, Inc.	27,848	929,288
GAM Holding AG	58,376	623,185
Julius Baer Group, Ltd.	60,191	2,422,585
Morgan Stanley	65,092	1,691,090
State Street Corp.	25,132	1,355,117

		$9,452,066

Chemicals — 2.4%
Air Products and Chemicals, Inc.	32,423	$4,605,363
Akzo Nobel NV	10,908	677,613
BASF SE	108,986	8,356,906
Daicel Corp.	51,000	528,465
Dow Chemical Co. (The)	14,120	701,905
Eastman Chemical Co.	22,750	1,544,725
Johnson Matthey PLC	77,449	2,904,897
Kaneka Corp.	57,000	380,318
Linde AG	16,210	2,258,645
Mitsubishi Gas Chemical Co., Inc.	55,000	286,930
Nitto Denko Corp.	39,400	2,499,306
Shin-Etsu Chemical Co., Ltd.	23,600	1,382,687
Showa Denko K.K.	15,100	142,351
Solvay SA	5,637	526,540
Sumitomo Chemical Co., Ltd.	25,000	103,152
Toray Industries, Inc.	59,000	503,441
Tosoh Corp.	173,000	797,985

		$28,201,229

Security	Shares	Value

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	44,800	$3,312,189
Waste Management, Inc.	23,366	1,548,465

		$4,860,654

Communications Equipment — 1.3%
Cisco Systems, Inc.	394,295	$11,312,323
Nokia Oyj	585,778	3,336,264

		$14,648,587

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$277,750
Ferrovial SA	81,605	1,597,660
JGC Corp.	18,000	257,681
Quanta Services, Inc.(1)	17,703	409,293

		$2,542,384

Construction Materials — 0.2%
CRH PLC	62,332	$1,816,375
Imerys SA	4,825	307,863
Vulcan Materials Co.	4,339	522,242

		$2,646,480

Consumer Finance — 0.3%
American Express Co.	42,280	$2,568,933
Navient Corp.	50,603	604,706

		$3,173,639

Containers & Packaging — 0.2%
International Paper Co.	16,999	$720,418
Sealed Air Corp.	27,433	1,261,095
Toyo Seikan Kaisha, Ltd.	19,800	378,339

		$2,359,852

Distributors — 0.4%
Genuine Parts Co.	28,642	$2,900,002
LKQ Corp.(1)	53,930	1,709,581

		$4,609,583

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,444,490
CME Group, Inc.	4,775	465,085
Deutsche Boerse AG	11,870	975,176
Groupe Bruxelles Lambert SA	4,239	347,622

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services (continued)
Investor AB, Class B	56,000	$1,881,364
Moody’s Corp.	18,539	1,737,290
ORIX Corp.	41,300	534,441
S&P Global, Inc.	27,142	2,911,251

		$11,296,719

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	113,635	$4,910,168
BT Group PLC	1,077,585	5,923,050
Deutsche Telekom AG	220,347	3,757,414
Frontier Communications Corp.	123,229	608,751
Orange SA	196,573	3,196,376
Proximus SADP	25,589	813,179
Telefonica SA	271,701	2,579,478
Verizon Communications, Inc.	105,653	5,899,664

		$27,688,080

Electric Utilities — 0.8%
Acciona SA	8,786	$641,135
Duke Energy Corp.	8,897	763,274
Edison International	51,169	3,974,296
Hokkaido Electric Power Co., Inc.	52,600	427,278
Iberdrola SA	585,464	3,993,780

		$9,799,763

Electrical Equipment — 0.8%
ABB, Ltd.	292,957	$5,798,231
Fujikura, Ltd.	69,000	318,693
Legrand SA	47,726	2,443,156
Mabuchi Motor Co., Ltd.	10,000	423,547

		$8,983,627

Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co., Ltd.	123,800	$2,351,990
Corning, Inc.	19,975	409,088
Kyocera Corp.	67,600	3,216,597
OMRON Corp.	16,500	538,573
Taiyo Yuden Co., Ltd.	124,900	1,090,125
TDK Corp.	40,200	2,250,246

		$9,856,619

Energy Equipment & Services — 0.4%
Halliburton Co.	50,931	$2,306,665
Schlumberger, Ltd.	31,786	2,513,637

		$4,820,302

Security	Shares	Value

Food & Staples Retailing — 1.7%
Carrefour SA	208,600	$5,130,650
CVS Health Corp.	71,786	6,872,792
Seven & i Holdings Co., Ltd.	59,900	2,511,493
UNY Group Holdings Co., Ltd.	62,700	527,534
Wal-Mart Stores, Inc.	23,122	1,688,368
Walgreens Boots Alliance, Inc.	32,000	2,664,640

		$19,395,477

Food Products — 3.4%
Campbell Soup Co.	14,087	$937,208
Kraft Heinz Co. (The)	26,742	2,366,132
Mondelez International, Inc., Class A	224,275	10,206,755
Nestle SA	317,170	24,573,794
Nissin Foods Holdings Co., Ltd.	11,700	638,948
Toyo Suisan Kaisha, Ltd.	6,000	243,378
Yakult Honsha Co., Ltd.	15,300	795,189

		$39,761,404

Gas Utilities — 0.1%
Snam SpA	175,073	$1,046,661

		$1,046,661

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$4,477,802
Analogic Corp.	10,189	809,414
Hologic, Inc.(1)	17,554	607,369
Medtronic PLC	28,517	2,474,420
Olympus Corp.	6,900	257,657
Smith & Nephew PLC	100,000	1,698,115
Terumo Corp.	60,500	2,581,858

		$12,906,635

Health Care Providers & Services — 0.9%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,388,899
McKesson Corp.	16,774	3,130,867
Tenet Healthcare Corp.(1)	44,863	1,240,014
UnitedHealth Group, Inc.	34,811	4,915,313

		$10,675,093

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,004,419
McDonald’s Corp.	47,986	5,774,635
Six Flags Entertainment Corp.	32,001	1,854,458
Yum! Brands, Inc.	68,297	5,663,187

		$14,296,699

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$910,094
PulteGroup, Inc.	70,920	1,382,231
Sekisui Chemical Co., Ltd.	61,000	751,568

		$3,043,893

Household Products — 1.1%
Clorox Co. (The)	18,837	$2,606,852
Colgate-Palmolive Co.	7,994	585,161
Henkel AG & Co. KGaA, PFC Shares	18,309	2,237,552
Kimberly-Clark Corp.	21,147	2,907,289
Procter & Gamble Co. (The)	19,407	1,643,191
Reckitt Benckiser Group PLC	24,714	2,478,111
Unicharm Corp.	37,200	835,794

		$13,293,950

Industrial Conglomerates — 1.8%
3M Co.	27,304	$4,781,476
General Electric Co.	93,111	2,931,134
Nisshinbo Holdings, Inc.	109,000	987,576
Siemens AG	113,166	11,613,224

		$20,313,410

Insurance — 4.4%
Ageas	22,500	$782,084
Allianz SE	69,106	9,858,483
Allstate Corp. (The)	16,927	1,184,044
Assicurazioni Generali SpA	356,879	4,208,453
Chubb, Ltd.	23,988	3,135,472
Cincinnati Financial Corp.	52,936	3,964,377
Hartford Financial Services Group, Inc.	48,969	2,173,244
Lincoln National Corp.	22,183	860,035
Marsh & McLennan Cos., Inc.	70,718	4,841,354
MetLife, Inc.	62,093	2,473,164
MS&AD Insurance Group Holdings, Inc.	37,200	963,856
Principal Financial Group, Inc.	44,331	1,822,447
Prudential Financial, Inc.	37,177	2,652,207
Prudential PLC	349,752	5,934,906
SCOR SE	63,370	1,873,536
Sony Financial Holdings, Inc.	6,900	78,017
Standard Life PLC	392,564	1,548,804
Swiss Life Holding AG	8,264	1,909,792
T&D Holdings, Inc.	54,600	463,665

		$50,727,940

Security	Shares	Value

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.(1)	39,470	$28,245,521
Netflix, Inc.(1)	26,789	2,450,658
Priceline Group, Inc. (The)(1)	3,947	4,927,474

		$35,623,653

Internet Software & Services — 4.9%
Alphabet, Inc., Class A(1)	28,162	$19,812,812
Alphabet, Inc., Class C(1)	23,637	16,359,168
Facebook, Inc., Class A(1)	163,423	18,675,980
United Internet AG	32,975	1,370,735

		$56,218,695

IT Services — 2.0%
Amadeus IT Holding SA, Class A	24,489	$1,078,954
Atos SE	5,628	464,022
Capgemini SA	34,597	2,985,469
Cognizant Technology Solutions Corp., Class A(1)	79,444	4,547,375
Fidelity National Information Services, Inc.	51,873	3,822,003
Indra Sistemas SA(1)	100,870	1,071,813
International Business Machines Corp.	10,407	1,579,575
MasterCard, Inc., Class A	32,320	2,846,099
Nomura Research Institute, Ltd.	7,400	271,397
NTT Data Corp.	21,300	1,005,965
Obic Co., Ltd.	7,300	401,838
Otsuka Corp.	7,800	364,738
PayPal Holdings, Inc.(1)	53,998	1,971,467
Visa, Inc., Class A	9,000	667,530

		$23,078,245

Leisure Products — 0.2%
Hasbro, Inc.	21,651	$1,818,467

		$1,818,467

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	13,037	$578,321
PerkinElmer, Inc.	27,425	1,437,619
Thermo Fisher Scientific, Inc.	17,359	2,564,966

		$4,580,906

Machinery — 1.5%
Dover Corp.	7,424	$514,632
Ebara Corp.	278,000	1,531,436
FANUC Corp.	48,127	7,828,975
IHI Corp.	213,000	574,139

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)
Kawasaki Heavy Industries, Ltd.	107,000	$301,702
Komatsu, Ltd.	34,000	590,637
Kurita Water Industries, Ltd.	6,200	138,209
Makita Corp.	6,700	444,860
MAN SE	7,139	728,599
NSK, Ltd.	6,000	43,920
Parker-Hannifin Corp.	7,147	772,233
SMC Corp.	1,900	467,450
Snap-on, Inc.	6,143	969,488
Stanley Black & Decker, Inc.	24,657	2,742,352

		$17,648,632

Marine — 0.0%(2)
Kirby Corp.(1)	2,780	$173,444

		$173,444

Media — 3.1%
Charter Communications, Inc.(1)	11,359	$2,597,122
Comcast Corp., Class A	253,083	16,498,481
Dentsu, Inc.	26,600	1,246,897
Hakuhodo DY Holdings, Inc.	20,900	250,503
IMAX Corp.(1)	13,812	407,178
Interpublic Group of Cos., Inc.	40,333	931,692
Omnicom Group, Inc.	18,166	1,480,347
ProSiebenSat.1 Media SE	27,382	1,197,745
Sky PLC	447,757	5,088,058
Time Warner, Inc.	11,566	850,564
Walt Disney Co. (The)	58,917	5,763,261
Wolters Kluwer NV	961	38,912

		$36,350,760

Metals & Mining — 1.1%
Dowa Holdings Co., Ltd.	105,000	$541,205
Glencore PLC	1,472,251	3,034,483
Mitsubishi Materials Corp.	80,000	191,549
Nucor Corp.	23,673	1,169,683
Randgold Resources, Ltd.	17,745	1,991,297
Rio Tinto PLC	157,688	4,898,816
Sumitomo Metal Mining Co., Ltd.	44,000	447,585

		$12,274,618

Multi-Utilities — 1.7%
Centrica PLC	735,861	$2,225,236
CMS Energy Corp.	126,690	5,810,003
Consolidated Edison, Inc.	13,824	1,112,003
Dominion Resources, Inc.	27,793	2,165,909

Security	Shares	Value

Multi-Utilities (continued)
Engie SA	7,424	$119,205
National Grid PLC	391,659	5,759,471
NiSource, Inc.	42,420	1,124,978
Veolia Environnement SA	37,663	813,317

		$19,130,122

Multiline Retail — 0.9%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$634,911
Macy’s, Inc.	46,244	1,554,261
Marks & Spencer Group PLC	432,844	1,853,664
Next PLC	41,584	2,747,698
Nordstrom, Inc.	19,173	729,533
Target Corp.	34,031	2,376,044

		$9,896,111

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	15,000	$798,750
BP PLC	971,040	5,683,994
Chevron Corp.	72,650	7,615,899
Columbia Pipeline Group, Inc.	42,420	1,081,286
ConocoPhillips	13,543	590,475
Eni SpA	113,282	1,824,652
EOG Resources, Inc.	5,000	417,100
Exxon Mobil Corp.	73,457	6,885,859
Idemitsu Kosan Co., Ltd.	10,000	217,101
Marathon Petroleum Corp.	27,916	1,059,691
Newfield Exploration Co.(1)	11,510	508,512
Occidental Petroleum Corp.	20,000	1,511,200
Phillips 66	36,105	2,864,571
Pioneer Natural Resources Co.	4,000	604,840
Royal Dutch Shell PLC, Class A	222,909	6,122,227
Royal Dutch Shell PLC, Class B	234,515	6,479,315
Southwestern Energy Co.(1)	30,000	377,400
Total SA	236,859	11,358,808

		$56,001,680

Paper & Forest Products — 0.0%(2)
OJI Paper Co., Ltd.	95,000	$364,706

		$364,706

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,319,189
Kao Corp.	61,054	3,555,914
Unilever NV	193,140	9,020,128
Unilever PLC	15,759	755,095

		$15,650,326

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 8.1%
Allergan PLC(1)	11,024	$2,547,536
Astellas Pharma, Inc.	269,300	4,223,254
AstraZeneca PLC	117,424	7,020,013
Bayer AG	43,122	4,330,949
Chugai Pharmaceutical Co., Ltd.	99,100	3,531,746
Eisai Co., Ltd.	43,946	2,453,773
Eli Lilly & Co.	17,949	1,413,484
GlaxoSmithKline PLC	55,889	1,200,215
Hisamitsu Pharmaceutical Co., Inc.	3,300	190,283
Indivior PLC	25,431	85,571
Johnson & Johnson	60,088	7,288,674
Mallinckrodt PLC(1)	6,475	393,550
Merck & Co., Inc.	103,665	5,972,141
Mitsubishi Tanabe Pharma Corp.	10,000	180,682
Novartis AG	218,832	18,062,064
Pfizer, Inc.	104,651	3,684,762
Roche Holding AG PC	75,965	20,045,627
Sanofi	124,447	10,339,390
Takeda Pharmaceutical Co., Ltd.	14,631	631,008
UCB SA	9,177	689,077

		$94,283,799

Professional Services — 0.3%
Equifax, Inc.	15,217	$1,953,863
Experian PLC	29,123	552,523
Intertek Group PLC	7,167	333,934
Robert Half International, Inc.	30,884	1,178,533

		$4,018,853

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	17,793	$2,021,463
AvalonBay Communities, Inc.	5,904	1,065,022
British Land Co. PLC (The)	107,910	876,152
Intu Properties PLC	189,600	737,124
Japan Real Estate Investment Corp.	74	457,067
Nippon Building Fund, Inc.	80	492,803
Simon Property Group, Inc.	26,522	5,752,622

		$11,402,253

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$754,880
CBRE Group, Inc., Class A(1)	41,385	1,095,875
Daito Trust Construction Co., Ltd.	6,300	1,022,883
Heiwa Real Estate Co., Ltd.	40,500	515,130
Nomura Real Estate Holdings, Inc.	27,400	478,791

Security	Shares	Value

Real Estate Management & Development (continued)
NTT Urban Development Corp.	44,300	$476,253
Sumitomo Realty & Development Co., Ltd.	34,000	921,990

		$5,265,802

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$978,250
CSX Corp.	115,014	2,999,565
East Japan Railway Co.	11,200	1,037,941
Kansas City Southern	15,468	1,393,512
Keio Corp.	76,000	716,897
Ryder System, Inc.	7,154	437,396
Tobu Railway Co., Ltd.	135,000	740,951

		$8,304,512

Semiconductors & Semiconductor Equipment — 3.9%
ARM Holdings PLC	320,204	$4,863,806
Cypress Semiconductor Corp.	72,447	764,316
Intel Corp.	339,510	11,135,928
Marvell Technology Group, Ltd.	84,177	802,207
Microchip Technology, Inc.	10,000	507,600
NXP Semiconductors NV(1)	54,841	4,296,244
QUALCOMM, Inc.	134,301	7,194,505
ROHM Co., Ltd.	1,200	47,364
Texas Instruments, Inc.	157,242	9,851,211
Tokyo Electron, Ltd.	62,400	5,273,340

		$44,736,521

Software — 4.1%
Citrix Systems, Inc.(1)	34,110	$2,731,870
Electronic Arts, Inc.(1)	53,174	4,028,462
Microsoft Corp.	662,825	33,916,755
Oracle Corp.	156,176	6,392,284
Trend Micro, Inc.	14,097	504,165

		$47,573,536

Specialty Retail — 2.3%
CarMax, Inc.(1)	5,464	$267,900
Fast Retailing Co., Ltd.	37,800	10,148,558
Gap, Inc. (The)	52,447	1,112,925
Groupe FNAC SA(1)	922	49,429
Home Depot, Inc. (The)	67,721	8,647,294
Lowe’s Cos., Inc.	55,810	4,418,478
Tiffany & Co.	22,083	1,339,113
USS Co., Ltd.	27,200	449,523

		$26,433,220

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	446,510	$42,686,356
Brother Industries, Ltd.	18,000	193,074
Canon, Inc.	19,100	545,309
Hewlett Packard Enterprise Co.	78,955	1,442,508
HP, Inc.	78,955	990,885
Konica Minolta, Inc.	66,500	484,423
NEC Corp.	77,000	179,400

		$46,521,955

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	11,824	$1,697,326
Asics Corp.	20,000	337,898
Christian Dior SE	10,660	1,707,643
Coach, Inc.	16,626	677,343
Hanesbrands, Inc.	32,716	822,153
Kering SA	7,380	1,188,047
LVMH Moet Hennessy Louis Vuitton SE	36,778	5,543,717
NIKE, Inc., Class B	98,464	5,435,213
Onward Holdings Co., Ltd.	30,000	187,163
Swatch Group AG (The), Bearer Shares	2,352	684,436

		$18,280,939

Tobacco — 2.9%
British American Tobacco PLC	243,393	$15,778,927
Imperial Brands PLC	143,738	7,795,301
Japan Tobacco, Inc.	76,500	3,083,116
Philip Morris International, Inc.	64,219	6,532,357
Reynolds American, Inc.	2,998	161,682

		$33,351,383

Trading Companies & Distributors — 0.4%
Marubeni Corp.	30,000	$135,532
Mitsubishi Corp.	71,200	1,253,642
Sumitomo Corp.	96,700	974,725
Wolseley PLC	47,906	2,480,745

		$4,844,644

Transportation Infrastructure — 0.1%
ADP	6,667	$730,507
Kamigumi Co., Ltd.	46,000	425,169

		$1,155,676

Security	Shares	Value

Wireless Telecommunication Services — 1.2%
KDDI Corp.	206,300	$6,273,527
SoftBank Group Corp.	131,298	7,425,168
Vodafone Group PLC	252,439	769,650

		$14,468,345

Total Common Stocks — 99.9% (identified cost $629,645,524)		$1,155,925,696

Call Options Written — (1.1)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

NASDAQ 100 Index	135	$4,550	7/1/16	$(2,025)
NASDAQ 100 Index	135	4,525	7/8/16	(19,238)
NASDAQ 100 Index	135	4,475	7/15/16	(282,150)
NASDAQ 100 Index	140	4,425	7/22/16	(802,900)
NASDAQ 100 Index	135	4,425	7/29/16	(868,690)
S&P 500 Index	435	2,110	7/1/16	(52,200)
S&P 500 Index	220	2,115	7/6/16	(72,600)
S&P 500 Index	220	2,115	7/8/16	(125,400)
S&P 500 Index	210	2,095	7/13/16	(407,400)
S&P 500 Index	210	2,100	7/15/16	(382,200)
S&P 500 Index	220	2,090	7/20/16	(603,900)
S&P 500 Index	220	2,090	7/22/16	(641,300)
S&P 500 Index	215	2,090	7/27/16	(676,175)
S&P 500 Index	215	2,095	7/29/16	(403,787)

				$(5,339,965)

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Over-the-Counter Options — (0.7)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Dow Jones Euro Stoxx 50 Index	Credit Suisse International	14,900	EUR	3,125	7/1/16	$—
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	15,200	EUR	3,000	7/8/16	(45,512)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	15,600	EUR	2,950	7/15/16	(334,190)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	15,500	EUR	2,925	7/29/16	(796,851)
Dow Jones Euro Stoxx 50 Index	Société Générale	14,100	EUR	2,900	7/22/16	(749,792)
FTSE 100 Index	Barclays Bank PLC	7,250	GBP	6,400	7/15/16	(1,530,486)
FTSE 100 Index	Morgan Stanley & Co. International PLC	7,550	GBP	6,225	7/15/16	(3,048,923)
Nikkei 225 Index	Deutsche Bank AG	195,000	JPY	16,125	7/15/16	(217,678)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	190,000	JPY	16,750	7/8/16	(14,339)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	185,000	JPY	16,000	7/22/16	(378,521)
Nikkei 225 Index	UBS AG	190,000	JPY	17,000	7/1/16	—
SMI Index	Deutsche Bank AG	3,050	CHF	7,950	7/15/16	(423,438)
SMI Index	Société Générale	3,000	CHF	8,100	7/15/16	(181,918)

						$(7,721,648)

Total Call Options Written (premiums received $15,360,458)						$(13,061,613)

Other Assets, Less Liabilities — 1.2%						$13,645,181

Net Assets — 100.0%						$1,156,509,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.2%	$638,173,125
Japan	11.2	129,689,447
United Kingdom	10.6	122,076,045
Switzerland	6.4	74,119,714
France	5.8	67,287,466
Germany	5.1	59,154,918
Spain	1.7	19,330,532
Netherlands	1.6	18,849,512
Italy	1.1	12,368,866
Belgium	0.5	5,792,079
Finland	0.3	3,336,264
Denmark	0.2	2,049,989
Sweden	0.2	1,881,364
Ireland	0.1	1,816,375

Total Investments	100.0%	$1,155,925,696

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Investments, at value (identified cost, $629,645,524)	$1,155,925,696
Cash	6,221,729
Foreign currency, at value (identified cost, $1,658,396)	1,632,773
Dividends receivable	1,420,288
Receivable for investments sold	28,978
Receivable for premiums on written options	2,582,082
Tax reclaims receivable	2,964,422
Total assets	$1,170,775,968

Liabilities
Written options outstanding, at value (premiums received, $15,360,458)	$13,061,613
Payable to affiliates:
Investment adviser fee	957,150
Trustees’ fees	16,623
Accrued expenses	231,318
Total liabilities	$14,266,704
Net Assets	$1,156,509,264

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 106,442,735 shares issued and outstanding	$1,064,427
Additional paid-in capital	699,723,846
Accumulated net realized loss	(19,225,965)
Accumulated distributions in excess of net investment income	(53,470,902)
Net unrealized appreciation	528,417,858
Net Assets	$1,156,509,264

Net Asset Value
($1,156,509,264 ÷ 106,442,735 common shares issued and outstanding)	$10.87

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $1,392,779)	$18,879,966
Total investment income	$18,879,966

Expenses
Investment adviser fee	$5,795,914
Trustees’ fees and expenses	32,868
Custodian fee	186,073
Transfer and dividend disbursing agent fees	10,461
Legal and accounting services	38,913
Printing and postage	205,881
Miscellaneous	109,458
Total expenses	$6,379,568

Net investment income	$12,500,398

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,794,713
Written options	10,947,496
Foreign currency transactions	52,382
Net realized gain	$23,794,591
Change in unrealized appreciation (depreciation) —
Investments	$(48,194,315)
Written options	77,692
Foreign currency	26,846
Net change in unrealized appreciation (depreciation)	$(48,089,777)

Net realized and unrealized loss	$(24,295,186)

Net decrease in net assets from operations	$(11,794,788)

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$12,500,398	$19,471,011
Net realized gain from investment transactions, written options and foreign currency transactions	23,794,591	38,614,753
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(48,089,777)	(11,434,605)
Net increase (decrease) in net assets from operations	$(11,794,788)	$46,651,159
Distributions to shareholders —
From net investment income	$(62,141,269)*	$(19,446,346)
Tax return of capital	—	(104,836,192)
Total distributions	$(62,141,269)	$(124,282,538)

Net decrease in net assets	$(73,936,057)	$(77,631,379)

Net Assets
At beginning of period	$1,230,445,321	$1,308,076,700
At end of period	$1,156,509,264	$1,230,445,321

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(53,470,902)	$(3,830,031)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Financial Highlights

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$11.560		$12.290	$13.130	$12.370	$12.220	$13.320

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.183	$0.233	$0.173	$0.223	$0.198
Net realized and unrealized gain (loss)	(0.223)		0.255	0.095	1.754	1.084	(0.088)

Total income (loss) from operations	$(0.106)		$0.438	$0.328	$1.927	$1.307	$0.110

Less Distributions
From net investment income	$(0.584	)*	$(0.183)	$(0.242)	$(0.189)	$(0.233)	$(0.194)
Tax return of capital	—		(0.985)	(0.926)	(0.979)	(0.935)	(1.016)

Total distributions	$(0.584)		$(1.168)	$(1.168)	$(1.168)	$(1.168)	$(1.210)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$0.001	$0.011	$—

Net asset value — End of period	$10.870		$11.560	$12.290	$13.130	$12.370	$12.220

Market value — End of period	$10.390		$11.230	$11.020	$12.100	$10.690	$10.280

Total Investment Return on Net Asset Value(2)	(0.57	)%(3)	3.92%	2.97%	17.46%	12.46%	2.21%

Total Investment Return on Market Value(2)	(2.17	)%(3)	12.59%	0.19%	25.26%	15.53%	(6.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,156,509		$1,230,445	$1,308,077	$1,397,576	$1,317,270	$1,309,944
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.10	%(5)	1.09%	1.10%	1.10%	1.08%	1.08%
Net investment income	2.16	%(5)	1.50%	1.80%	1.37%	1.77%	1.53%
Portfolio Turnover	3	%(3)	7%	2%	2%	5%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2016, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $56,000 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2016, the amount of distributions estimated to be a tax return of capital was approximately $54,784,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $40,965,666, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2015, $40,965,666 are short-term.

Additionally, at December 31, 2015, the Fund had a late year ordinary loss of $216,281, related to certain specified losses realized after October 31, 2015, which it has elected to defer to the following taxable year pursuant to income tax regulations.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$633,515,537

Gross unrealized appreciation	$545,411,387
Gross unrealized depreciation	(23,001,228)

Net unrealized appreciation	$522,410,159

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2016, the Fund’s investment adviser fee amounted to $5,795,914. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $38,320,486 and $78,559,003, respectively, for the six months ended June 30, 2016.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2016 and the year ended December 31, 2015.

The Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program that has been in effect since August 6, 2012. Pursuant to the terms of the reauthorization of the program, the Fund may repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2016 and the year ended December 31, 2015.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2016 is included in the Portfolio of Investments. All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2016 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	851,940	$11,844,677
Options written	5,269,355	81,813,400
Options terminated in closing purchase transactions	(1,429,855)	(29,054,716)
Options exercised	(1,265)	(5,563,099)
Options expired	(3,831,180)	(43,679,804)

Outstanding, end of period	858,995	$15,360,458

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter (OTC) written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $7,721,648. At June 30, 2016, there were no assets pledged by the Fund for such liability.

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(13,061,613	)(1)

Derivatives not subject to master netting or similar agreements	$—	$(5,339,965)

Total Derivatives subject to master netting or similar agreements	$—	$(7,721,648)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of June 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Barclays Bank PLC	$(1,530,486)	$—	$—	$—	$(1,530,486)
Credit Suisse International	(1,176,553)	—	—	—	(1,176,553)
Deutsche Bank AG	(641,116)	—	—	—	(641,116)
Morgan Stanley & Co. International PLC	(3,441,783)	—	—	—	(3,441,783)
Société Générale	(931,710)	—	—	—	(931,710)

	$(7,721,648)	$—	$—	$—	$(7,721,648)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$10,947,496	(1)	$77,692	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$116,561,143	$57,825,109	$—	$174,386,252
Consumer Staples	59,131,321	86,501,354	—	145,632,675
Energy	29,135,885	31,686,097	—	60,821,982
Financials	67,995,328	78,603,620	—	146,598,948
Health Care	84,167,203	77,521,282	—	161,688,485
Industrials	39,839,461	66,343,879	—	106,183,340
Information Technology	208,744,551	33,889,607	—	242,634,158
Materials	10,525,431	35,321,454	—	45,846,885
Telecommunication Services	11,418,583	30,737,842	—	42,156,425
Utilities	14,950,463	15,026,083	—	29,976,546

Total Common Stocks	$642,469,369	$513,456,327 *	$—	$1,155,925,696

Total Investments	$642,469,369	$513,456,327	$—	$1,155,925,696

Liability Description
Call Options Written	$(5,339,965)	$(7,721,648)	$—	$(13,061,613)

Total	$(5,339,965)	$(7,721,648)	$—	$(13,061,613)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.08% of net assets at June 30, 2016).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 21, 2016. The following action was taken by the shareholders:

Item 1:  The election of George J. Gorman, William H. Park, Susan J. Sutherland and Harriett Tee Taggart as Class II Trustees of the Fund for a three-year term expiring in 2019.

Nominee for Trustee Elected by All Shareholders	Number of Shares(1)
	For	Withheld
George J. Gorman	94,311,613	1,960,636
William H. Park	94,302,102	1,970,148
Susan J. Sutherland	94,218,375	2,053,875
Harriett Tee Taggart	94,142,816	2,129,434

(1)	Excludes fractional shares.

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Michael A. Allison

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2016, Fund records indicate that there are 32 registered shareholders and approximately 54,293 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T,

certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 18, 2016